UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

Seascape Focus Growth Fund
Schedule of Investments
February 29, 2008 (Unaudited)

		Shares		Value
COMMON STOCKS - 89.87%
Aerospace & Defense - 2.60%
DynCorp International, Inc. (a)		2,440		$40,553

Auto Components - 2.64%
Cooper Tire & Rubber Co.		2,280		41,200

Biotechnology - 2.66%
Cubist Pharmaceuticals, Inc. (a)		2,280		41,496

Capital Markets - 3.28%
The Charles Schwab Corp.		2,615		51,280

Chemicals - 12.20%
Hercules, Inc.		2,615		47,907
RPM International, Inc.		2,280		47,675
Terra Industries, Inc. (a)		2,100		94,941
				190,523
Commercial Services & Supplies - 3.16%
Tetra Tech, Inc. (a)		2,615		49,345

Computers & Peripherals - 4.82%
Western Digital Corp. (a)		2,440		75,323

Electronic Equipment & Instruments - 6.01%
Ingram Micro, Inc. (a)		2,615		39,931
L.G. Philips LCD Co., Ltd. - ADR (a)		2,280		53,945
				93,876
Energy Equipment & Services - 5.15%
Acergy SA - ADR		1,945		41,740
Global Industries Ltd. (a)		2,100		38,661
				80,401
Food Products - 2.25%
Tyson Foods, Inc.		2,440		35,160

Health Care Providers & Services - 3.34%
Eclipsys Corp. (a)		2,440		52,094

Industrial Conglomerates - 3.66%
ABB Ltd. - ADR		2,280		57,091

Internet & Catalog Retail - 2.56%
Insight Enterprises, Inc. (a)		2,280		39,968

Internet Software & Services - 3.36%
Omniture, Inc. (a)		2,280		52,394

IT Services - 3.11%
Satyam Computer Services Ltd. - ADR		1,945		48,586

Marine - 6.87%
Diana Shipping, Inc.		1,945		55,433
Eagle Bulk Shipping, Inc.		1,945		51,795
				107,228
Metals & Mining - 4.41%
Gerdau SA		2,100		68,817

Semiconductor & Semiconductor Equipment - 8.42%
Altera Corp.		2,280		39,011
Applied Materials, Inc.		2,440		46,775
Cypress Semiconductor Corp. (a)		2,100		45,654
				131,440
Software - 6.39%
Check Point Software Technologies (a)		2,100		46,032
Jack Henry & Associates, Inc.		2,280		53,648
				99,680
Tobacco - 2.98%
Vector Group Ltd.		2,532		46,538

TOTAL COMMON STOCKS (Cost $1,549,403)				1,402,993

PREFERRED STOCKS - 3.91%
Diversified Telecommunication Services - 3.91%
Tele Norte Leste Participacoes SA		2,440		61,073

TOTAL PREFERRED STOCKS (Cost $50,520)				61,073

SHORT TERM INVESTMENTS - 6.90%
Aim Liquid Assets
4.142% (b)		107,733		107,733

TOTAL SHORT TERM INVESTMENTS (Cost $107,732)				107,733

Total Investments (Cost $1,707,655) - 100.68%				1,571,799
Liabilities in Excess of Other Assets - (0.68)%				(10,653)
TOTAL NET ASSETS - 100.00%				$1,561,146

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at February 29, 2008
	was as follows*:

	Cost of investments		$ 1,707,655
	Gross unrealized appreciation		25,810
	Gross unrealized depreciation		(161,666)
	Net unrealized depreciation		$ (135,856)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated May
	31, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008